Supplement to the
Fidelity Advisor® Diversified International Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ADIF-13-01  May 31, 2013
1.743414.133

Supplement to the
Fidelity Advisor® Diversified International Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 15.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ADIFI-13-01  May 31, 2013
1.743415.127

Supplement to the
Fidelity Advisor® Emerging Asia Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AEA-13-01  May 31, 2013
1.725513.134

Supplement to the
Fidelity Advisor® Emerging Asia Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AEAI-13-01  May 31, 2013
1.725514.125

Supplement to the
Fidelity Advisor®
International Capital
Appreciation Fund
Class A, Class T,
Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AICAP-13-01  May 31, 2013
1.743370.131

Supplement to the
Fidelity Advisor®
International Capital
Appreciation Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 15.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AICAPI-13-01  May 31, 2013
1.743371.125

Supplement to the Fidelity Advisor® Overseas Fund Class A, Class T, Class B, and Class C
December 29, 2012 Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
OS-13-01  May 31, 2013
1.743525.129

Supplement to the
Fidelity Advisor® Overseas Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 15.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
OSI-13-01  May 31, 2013
1.743526.124

Supplement to the
Fidelity Advisor® Europe Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Advisers" on page 6.

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Risteard Hogan (portfolio manager) has managed the fund since March 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Management" section on page 25.

FMRC serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for the fund. FMR U.K. is an affiliate of FMR.

The following information replaces the biographical information found in the "Fund Management" section on page 26.

Risteard Hogan is portfolio manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AEUR-13-02  May 31, 2013
1.739238.131

Supplement to the
Fidelity Advisor® Europe Capital Appreciation Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Investment Advisers" on page 5.

FMR is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Risteard Hogan (portfolio manager) has managed the fund since March 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces similar information found in the "Fund Management" section on page 23.

FMRC serves as a sub-adviser for the fund. FMRC may provide investment advisory services for the fund.

  FMR U.K., at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2011, FMR U.K. had approximately $13.4 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing investments for the fund. FMR U.K. is an affiliate of FMR.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Risteard Hogan is portfolio manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AEURI-13-02  May 31, 2013
1.740420.125

Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AGLO-13-01  May 31, 2013
1.737647.139

Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 15.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AGLOI-13-01  May 31, 2013
1.743464.131

Supplement to the
Fidelity Advisor® Emerging Markets Income Fund
Class A, Class T, Class B, and Class C
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 19.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
EMI-13-01  May 31, 2013
1.743422.128

Supplement to the
Fidelity Advisor® Emerging Markets Income Fund
Institutional Class
March 1, 2013
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
EMII-13-01  May 31, 2013
1.743423.121

Supplement to the
Fidelity Advisor® Emerging Markets Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
FAEM-13-01  May 31, 2013
1.798816.117

Supplement to the
Fidelity Advisor® Emerging Markets Fund
Institutional Class
December 29, 2012
Prospectus

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
FAEMI-13-01  May 31, 2013
1.802337.113